Other Foreign Currency (Gains)/Losses (Tables)	12 Months Ended
Jan. 31, 2021
Other Foreign Currency Gainslosses
Disclosure of Detailed Information About Foreign Currency (Gains)/Losses
	For the Year Ended 31 January 2021 NZ$000’s	For the Year Ended 31 January 2020 NZ$000’s	For the Year Ended 31 January 2019 NZ$000’s
- Fair value (gain)/loss on foreign exchange contracts	-	(729)	1,065
- Net foreign exchange loss/(gain)	(3,642)	114	(3,027)
	(3,642)	(615)	(1,963